Active Passive Conservative Portfolio Performance Management - Active Passive Conservative Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]	Performance information is not available for the Portfolio because it does not yet have a full calendar year of performance history.
Performance One Year or Less [Text]	Performance information is not available for the Portfolio because it does not yet have a full calendar year of performance history.